Schedule of amounts recognised in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Presentation of leases for lessee [abstract]
Depreciation expense of right-of-use asset (Refer note 13)	₨ 87,936	₨ 77,868
Interest expense on lease liabilities (Refer note 16)	72,033	56,394
Expense relating to short-term leases (Refer note 12)	9,418	55,007	₨ 193,348
Total amount recognised in profit or loss	₨ 169,387	₨ 189,269